Operating costs and other operating income	12 Months Ended
Dec. 31, 2022
Financial result
Operating costs and other operating income

7.      Operating costs and other operating income

RESEARCH AND DEVELOPMENT EXPENDITURE

The following table summarizes research and development expenditure for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Personnel costs	€(190,085)	€(165,239)	€(161,509)
Subcontracting	(214,906)	(251,085)	(301,841)
Disposables and lab fees and premises costs	(21,356)	(24,025)	(22,349)
Depreciation	(54,462)	(17,518)	(11,707)
Professional fees	(15,167)	(15,862)	(12,692)
Other operating expenses	(19,107)	(17,978)	(13,570)
Total R&D expenses	€(515,083)	€(491,707)	€(523,667)

The table below summarizes our research and development expenditure for the years ended December 31, 2022, 2021 and 2020, broken down by program.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Filgotinib program	€(245,286)	€(171,204)	€(126,879)
Ziritaxestat program	(1,096)	(26,725)	(55,902)
SIKi program	(47,727)	(91,957)	(87,107)
TYK2 program on GLPG3667	(24,467)	(27,141)	(20,199)
CAR-T programs in oncology	(29,999)	—	—
Other programs	(166,507)	(174,680)	(233,580)
Total R&D expenses	€(515,083)	€(491,707)	€(523,667)

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Personnel costs	€(71,878)	€(59,102)	€(31,727)
Depreciation	(2,473)	(504)	(140)
External outsourcing costs	(54,057)	(62,321)	(31,885)
Sales and marketing expenses recharged to Gilead	31	59,699	4,711
Professional fees	(4,222)	(532)	(3,420)
Other operating expenses	(14,956)	(7,196)	(4,007)
Total sales and marketing expenses	€(147,555)	€(69,956)	€(66,468)

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Personnel costs	€(85,034)	€(71,190)	€(70,110)
Depreciation and impairment	(8,631)	(16,621)	(5,147)
Legal and professional fees	(24,368)	(26,072)	(25,592)
Other operating expenses	(26,898)	(27,016)	(17,908)
Total general and administrative expenses	€(144,931)	€(140,899)	€(118,757)

OTHER OPERATING INCOME

The following table summarizes other operating income for the years ended December 31, 2022, 2021 and 2020.

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Grant income	€1,873	€7,334	€5,452
R&D incentives	38,527	44,888	45,951
Other income	6,448	1,526	804
Total other operating income	€46,848	€53,749	€52,207